FAIR VALUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	June 30, 2016
	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities:
U.S. government-sponsored entities	$—	$4,719	$—
Residential mortgage-backed securities (issued by government-sponsored entities)	—	65,993	—
Corporate	—	2,981	—
Small Business Administration loan pools	—	271	—
State and political subdivisions	—	508	—
Equity securities	504	—	—
Derivative assets:
Derivative assets	—	—	—
Cash collateral held by counterparty	62	—	—

Total derivative assets (included in other assets)	62	—	—

Total assets	$566	$74,472	$—

Liabilities:
Derivative liabilities:
Interest rate swaps	$—	$1,098	$—
Cash collateral held by counterparty	(1,098)	—	—

Total derivative liabilities (included in other liabilities)	(1,098)	1,098	—

Total liabilities	$(1,098)	$1,098	$—

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities:
U.S. government-sponsored entities	$—	$17,036	$—
Residential mortgage-backed securities (issued by government-sponsored entities)	—	109,521	—
Corporate	—	2,954	—
Small Business Administration loan pools	—	297	—
State and political subdivisions	—	508	—
Equity securities	—	494	—
Derivative assets:
Derivative assets (included in other assets)	—	2	—
Cash collateral held by counterparty	24	—	—

Total derivative assets	24	2	—

Total assets	$24	$130,812	$—

Liabilities:
Derivative liabilities:
Interest rate swaps (included in other liabilities)	$—	$246	$—
Cash collateral held by counterparty	(246)	—	—

Total derivative liabilities	(246)	246	—

Total liabilities	$(246)	$246	$—

Summary of Assets Measured at Fair Value on Non-recurring Basis

Assets measured at fair value on a non-recurring basis are summarized below:

	June 30, 2016
	(Level 1)	(Level 2)	(Level 3)
Held-to-maturity securities:
U.S. government-sponsored entities	$—	$2,188	$—
Impaired loans:
Commercial real estate	$—	$—	$659
Commercial and industrial	—	—	54
Residential real estate	—	—	716
Other	—	—	238
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	288

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$—	$—	$2,986
Commercial and industrial	—	—	57
Residential real estate	—	—	594
Other	—	—	65
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	387

Assets measured at fair value on a non-recurring basis are summarized below:

	December 31, 2015
	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$—	$—	$2,986
Commercial and industrial	—	—	57
Residential real estate	—	—	594
Other	—	—	65
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	387

	December 31, 2014
	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$—	$—	$4,386
Commercial and industrial	—	—	663
Residential real estate	—	—	801
Other	—	—	158
Other real estate owned:
Commercial real estate	—	—	524
Residential real estate	—	—	646

Summary of Additional Information about Unobservable Inputs Used in Fair Value Measurement

The following table presents additional information about the unobservable inputs used in the fair value measurement of financial assets measured on a nonrecurring basis that were categorized with Level 3 of the fair value hierarchy:

	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)
June 30, 2016
Impaired loans	$1,667	Sales Comparison Approach	Adjustments for differences between comparable sales	6%-10% (8%)
December 31, 2015
Impaired loans	$3,702	Sales Comparison Approach	Adjustments for differences between comparable sales	7%-29% (18%)

The following table presents additional information about the unobservable inputs used in the fair value measurement of financial assets measured on a nonrecurring basis that were categorized with Level 3 of the fair value hierarchy:

	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)

December 31, 2015
Impaired loans	$3,702	Sales Comparison Approach	Adjustments for differences between comparable sales	7% - 29% (18%)

December 31, 2014
Impaired loans	$6,008	Sales Comparison Approach	Adjustments for differences between comparable sales	3% - 15% (7%)

Carrying Amount and Estimated Fair Values of Financial Instrument

Carrying amount and estimated fair values of financial instruments at period end were as follows as of the date indicated:

	June 30, 2016
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$46,202	$46,202	$46,202	$—	$—
Interest bearing deposits	5,245	5,245	—	5,245	—
Available-for-sale securities	74,976	74,976	504	74,472	—
Held-to-maturity securities	317,509	324,425	—	324,425	—
Loans held for sale	4,002	4,002	—	4,002	—
Loans, net of allowance for loan losses	974,080	973,266	—	—	973,266
Federal Reserve Bank and Federal Home Loan Bank stock	10,875	N/A	N/A	N/A	N/A
Interest receivable	4,323	4,323	—	4,323	—
Derivative assets	—	—	—	—	—
Cash collateral held by derivative counterparty	62	62	62	—	—

Total derivative assets	62	62	62	—	—

Total assets	$1,437,274	$1,432,501	$46,768	$412,467	$973,266

Financial liabilities:
Deposits	$1,196,767	$1,203,618	$—	$1,203,618	$—
Federal funds purchased and retail repurchase agreements	22,782	22,782	—	22,782	—
Federal Home Loan Bank advances	147,648	147,648	—	147,648	—
Subordinated debentures	9,371	9,371	—	9,371	—
Contractual obligations	2,831	2,831	—	2,831	—
Interest payable	558	558	—	558	—
Derivative liabilities	1,098	1,098	—	1,098	—
Cash collateral held by derivative counterparty	(1,098)	(1,098)	(1,098)	—	—

Total derivative liabilities	—	—	(1,098)	1,098	—

Total liabilities	$1,379,957	$1,386,808	$(1,098)	$1,387,906	$—

	December 31, 2015
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$56,829	$56,829	$56,829	$—	$—
Interest bearing deposits	5,245	5,245	—	5,245	—
Available-for-sale securities	130,810	130,810	—	130,810	—
Held-to-maturity securities	310,539	312,802	—	312,802	—
Loans held for sale	3,504	3,504	—	3,504	—
Loans, net of allowance for loan losses	954,849	957,039	—	—	957,039
Federal Reserve Bank and Federal Home Loan Bank stock	11,013	N/A	N/A	N/A	N/A
Interest receivable	4,540	4,540	—	4,540	—
Derivative assets	2	2	—	2	—
Cash collateral held by derivative counterparty	24	24	24	—	—

Total derivative assets	26	26	24	2	—

Total assets	$1,477,355	$1,470,795	$56,853	$456,903	$957,039

Financial liabilities:
Deposits	$1,215,914	$1,220,657	$—	$1,220,657	$—
Federal funds purchased and retail repurchase agreements	20,762	20,762	—	20,762	—
Federal Home Loan Bank advances	145,439	145,439	—	145,439	—
Bank stock loan	18,612	18,612	—	18,612	—
Subordinated debentures	9,251	9,251	—	9,251	—
Contractual obligations	3,093	3,093	—	3,093	—
Interest payable	737	737	—	737	—
Derivative liabilities	246	246	—	246	—
Cash collateral held by derivative counterparty	(246)	(246)	(246)	—	—

Total derivative liabilities	—	—	(246)	246	—

Total liabilities	$1,413,808	$1,418,551	$(246)	$1,418,797	$—

Carrying amounts and estimated fair values of financial instruments at year end were as follows as of the date indicated:

	December 31, 2015
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$56,829	$56,829	$56,829	$—	$—
Interest-bearing deposits	5,245	5,245	—	5,245	—
Available-for-sale securities	130,810	130,810	—	130,810	—
Held-to-maturity securities	310,539	312,802	—	312,802	—
Loans held for sale	3,504	3,504	—	3,504	—
Loans, net of allowance for loan losses	954,849	957,039	—	—	957,039
Federal Reserve Bank and Federal Home Loan Bank stock	11,013	N/A	N/A	N/A	N/A
Interest receivable	4,540	4,540	—	4,540	—
Derivative assets	2	2	—	2	—
Cash collateral held by derivative counterparty	24	24	24	—	—

Total derivative assets	26	26	24	2	—

Total assets	1,477,355	1,470,795	56,853	456,903	957,039

Financial liabilities:
Deposits	$1,215,914	$1,220,657	$—	$1,220,657	$—
Federal funds purchased and retail repurchase agreements	20,762	20,762	—	20,762	—
Federal Home Loan Bank advances	145,439	145,439	—	145,439	—
Bank stock loan	18,612	18,612	—	18,612	—
Subordinated debentures	9,251	9,251	—	9,251	—
Contractual obligations	3,093	3,093	—	3,093	—
Interest payable	737	737	—	737	—
Derivative liabilities	246	246	—	246	—
Cash collateral held by derivative counterparty	(246)	(246)	(246)	—	—

Total derivative liabilities	—	—	(246)	246	—

Total liabilities	1,413,808	1,418,551	(246)	1,418,797	—

	December 31, 2014
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$31,707	$31,707	$31,707	$—	$—
Interest-bearing deposits	5,995	5,995	—	5,995	—
Available-for-sale securities	52,985	52,985	—	52,985	—
Held-to-maturity securities	261,017	265,189	—	265,189	—
Loans held for sale	897	897	—	897	—
Loans, net of allowance for loan losses	719,913	717,141	—	—	717,141
Federal Reserve Bank and Federal Home Loan Bank stock	4,312	N/A	N/A	N/A	N/A
Interest receivable	3,589	3,589	—	3,589	—
Derivative assets	11	11	—	11	—

Total assets	1,080,426	1,077,514	31,707	328,666	717,141

Financial liabilities:
Deposits	$981,177	$982,645	$—	$982,645	$—
Federal funds purchased and retail repurchase agreements	25,301	25,301	—	25,301	—
Federal Home Loan Bank advances	20,976	21,207	—	21,207	—
Bank stock loan	15,152	15,152	—	15,152	—
Subordinated debentures	8,941	8,941	—	8,941	—
Contractual obligations	3,146	3,146	—	3,146	—
Interest payable	631	631	—	631	—

Total liabilities	1,055,324	1,057,023	—	1,057,023	—